Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2021
Operations and Reorganization [Abstract]
Schedule of subsidiaries and variable interest entities
As of December 31, 2021, the Company’s major subsidiaries and consolidated VIE are as follows:

	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries
Youdao (Hong Kong) Limited	Hong Kong, China, 2016	100%	Holding company
Youdao Education Technology (Hong Kong) Limited	Hong Kong, China, 2021	100%	Providing sales of smart devices
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China, 2006	100%	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. (“Youdao Hangzhou”)	Hangzhou, China, 2019	100%	Providing technical support to the VIEs
NetEase Youdao (Hangzhou) Smart Technology Co., Ltd. (“Youdao Smart Technology”)	Hangzhou, China, 2021	100%	Providing sales of smart devices

VIE
Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”)	Beijing, China, 2007	100%	Providing online learning services as well as online marketing services

Schedule of variable interest entities
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements:

	As of December 31,
	2020	2021
	RMB	RMB
Assets
Cash and cash equivalents	7,691	134,639
Restricted cash (Note 2(j))	—	749,770
Short-term investments	10,354	13,617
Accounts receivable, net	145,212	146,257
Inventories, net	26,556	48,477
Amounts due from NetEase Group and Youdao Group	1,243,125	442,286
Prepayment and other current assets	45,065	64,005
Assets held for sale	52,534	204

Total current assets	1,530,537	1,599,255

Property , equipment and software , net	148	3,244
Operating lease right-of-use assets, net	988	26,320
Goodwill	—	103,006
Other assets, net	45,496	36,405

Total non-current assets	46,632	168,975

Total assets	1,577,169	1,768,230

Liabilities
Accounts payables	62,438	45,756
Payroll payable	6,863	11,873
Amounts due to NetEase Group and Youdao Group	26,728	504,605
Contract liabilities	842,296	1,011,734
Taxes payable	394	4,072
Accrued liabilities and other payables	35,021	65,547
Liabilities held for sale	546,271	—

Total current liabilities	1,520,011	1,643,587

Long-term lease liabilities	223	15,803

Total non-current liabilities	223	15,803

Total liabilities	1,520,234	1,659,390

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues:
Third-party net revenues	900,263	1,792,962	2,750,610
Intra-Group net revenues	—	552	941

Total net revenues	900,263	1,793,514	2,751,551
Cost and expenses:
Third-party cost and expenses	(358,318)	(421,814)	(561,272)
Intra-Group cost and expenses related to technical consulting and related service s	(540,830)	(1,402,371)	(2,221,199)
Other intra-Group cost and expenses	(2,235)	(1,107)	(10,673)

Total cost and expenses	(901,383)	(1,825,292)	(2,793,144)
Net income/(loss) from continuing operations	2,066	20,483	(58,520)

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with external parties	855,715	3,034,716	3,278,167
Net cash used in transactions with intra-Group companies related to technical consulting and related service s	(805,129)	(3,098,831)	(2,409,300)
Net cash provided by/(used in) other transactions with intra-Group companies	392	1,613	(699)

Net cash provided by/(used in) operating activities	50,978	(62,502)	868,168
Cash flows from investing activities:
Net cash (used in)/provided by transactions with external parties	(67,118)	65,510	8,550

Net cash (used in)/provided by investing activities	(67,118)	65,510	8,550
Cash flows from financing activities:
Proceeds received from ordinary shareholders	10,000	—	—

Net cash provided by financing activities	10,000	—	—